Land Use Rights, Net (HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member])	12 Months Ended
Dec. 31, 2011
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Land Use Rights Disclosure [Text Block]
9. Land Use Rights, Net

As of December 31, 2011 and 2010, the carrying value of the land use rights was $328,706 and $320,134 respectively.

At December 31, 2011, the land use rights approximately of $357,877 are still in the process of applying the title certificates.

For the years ended December 31, 2011 and 2010, amortization charge was $11,632 and $7,247 respectively included in general and administrative expenses.

Estimated amortization expenses of the existing land use right for the next five years and thereafter are as follows:

Amortization
For the years ending December 31,
2012	$11,632
2013	11,632
2014	11,632
2015	11,632
2016	11,632
Thereafter	270,546

$328,706